RATE-REGULATED BUSINESSES - Assets and Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Regulatory Assets
Regulatory Assets	$ 2,406		$ 1,977
Less: Current portion included in Other current assets (Note 9)	76		67
Regulatory Assets, noncurrent	2,330		1,910
Regulatory Liabilities
Regulatory Liabilities	5,090		4,793
Less: Current portion included in Accounts payable and other (Note 18)	284		273
Regulatory liabilities, noncurrent	$ 4,806		4,520
Columbia Gas Transmission
Regulatory Liabilities
Regulatory liability, amortization period	4 years	4 years
Pipeline abandonment trust balances
Regulatory Liabilities
Regulatory Liabilities	$ 2,355		2,014
Deferred income taxes - U.S. Tax Reform
Regulatory Liabilities
Regulatory Liabilities	1,137		1,197
Canadian Mainline short-term adjustment and toll-stabilization accounts
Regulatory Liabilities
Regulatory Liabilities	$ 437		284
Canadian Mainline bridging amortization account
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	7 years	7 years
Regulatory Liabilities
Regulatory Liabilities	$ 376		429
Cost of removal
Regulatory Liabilities
Regulatory Liabilities	351		337
Deferred income taxes
Regulatory Liabilities
Regulatory Liabilities	$ 198		181
Canadian Mainline long-term adjustment account
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	3 years	3 years
Regulatory Liabilities
Regulatory Liabilities	$ 111		149
Pensions and other post retirement benefits
Regulatory Liabilities
Regulatory Liabilities	6		10
Pensions and other post retirement benefits | ANR PIPELINE COMPANY
Regulatory Liabilities
Regulatory Liabilities	$ 42		43
Operating and debt-service regulatory liabilities
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Regulatory Liabilities
Regulatory Liabilities	$ 23		50
Other
Regulatory Liabilities
Regulatory Liabilities	54		99
Long term adjustment account, amount to be amortized over one year
Regulatory Liabilities
Regulatory Liabilities	$ 223
Regulatory liability, amortization period	6 years	6 years
Postretirement benefit costs | ANR PIPELINE COMPANY
Regulatory Liabilities
Amount to be addressed In next settlement	$ 42	$ 32
Deferred income taxes
Regulatory Assets
Regulatory Assets	$ 2,204		1,817
Operating and debt-service regulatory assets
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Regulatory Assets	$ 29		2
Pensions and other post retirement benefits
Regulatory Assets
Regulatory Assets	54		28
Foreign exchange on long-term debt
Regulatory Assets
Regulatory Assets	$ 11		19
Foreign exchange on long-term debt | Minimum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Foreign exchange on long-term debt | Maximum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	6 years	6 years
Other
Regulatory Assets
Regulatory Assets	$ 108		$ 111